Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

S000016247 Member

LEGG MASON PARTNERS EQUITY TRUST

JUNE 17, 2011

SUPPLEMENT TO PROSPECTUS OF

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

 DATED FEBRUARY 28, 2011

Prospectus

The following is added to the end of the section labeled "Performance" in the fund's Prospectus:

Effective July 1, 2011, the fund will change its performance benchmark from the MSCI EAFE (Europe, Australasia and Far East) Index to the MSCI All Country World Index ex USA (MSCI ACWI ex USA). The MSCI ACWI Index ex USA is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. Management believes the MSCI ACWI Index ex USA is a more appropriate benchmark for the fund since the index is broader and more diversified than the MSCI EAFE Index and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

JUNE 17, 2011

SUPPLEMENT TO PROSPECTUS OF

LEGG MASON GLOBAL CURRENTS INTERNATIONAL ALL CAP OPPORTUNITY FUND

 DATED FEBRUARY 28, 2011

Prospectus

The following is added to the end of the section labeled "Performance" in the fund's Prospectus:

Effective July 1, 2011, the fund will change its performance benchmark from the MSCI EAFE (Europe, Australasia and Far East) Index to the MSCI All Country World Index ex USA (MSCI ACWI ex USA). The MSCI ACWI Index ex USA is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. Management believes the MSCI ACWI Index ex USA is a more appropriate benchmark for the fund since the index is broader and more diversified than the MSCI EAFE Index and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.